Time charter revenues and related contract balances (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Interest Income Recognized Finance Component Contract Asset Liability Lease Component	$ 279
Time Charter Services [Member]
Reduction for revenue recognized from previous years	2,772
Contract with Customer Repayments of Refund Liabilities to Charterer	$ 3,328